Impairments - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) kr / t	Dec. 31, 2022 USD ($) kr / $	Dec. 31, 2022 USD ($) kr / €	Dec. 31, 2022 USD ($) $ / £	Dec. 31, 2021 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment Loss Equity Accounted investments		$ 832					$ 0
The total net impairment losses recognised under IAS 36		2,504
Estimated impairment loss due to decline in commodity prices	$ 14,000	$ 14,000	$ 14,000	$ 14,000	$ 14,000	$ 14,000
Percentage of estimated decline in commodity prices	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%
Base discount rate applied in value in use calculations	5.00%
MMP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pre-tax discount rate	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%
Maximum [member] | E&P- Norway [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pre-tax discount rate	102.00%	102.00%	102.00%	102.00%	102.00%	102.00%	32.00%
Maximum [member] | E&P International [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pre-tax discount rate	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%
Maximum [member] | E&P USA [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pre-tax discount rate	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	7.00%
Minimum [member] | E&P- Norway [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pre-tax discount rate	42.00%	42.00%	42.00%	42.00%	42.00%	42.00%	18.00%
Minimum [member] | E&P International [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pre-tax discount rate	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	5.00%
Minimum [member] | E&P USA [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pre-tax discount rate	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%
2025 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Long-term exchange rates				8.50	10.0	1.35
2030 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected tax increase on carbon emissions maximum | kr / t			2,000
2030 [member] | E&P- Norway [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected tax increase on carbon emissions maximum | kr / t			2,000